Taxes on Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Israeli corporate tax rate	23.00%	23.00%	23.00%
Operating loss carryforward (in Dollars)	$ 37,951	$ 25,077	$ 18,711